Other Financial Assets - Summary of Loans and Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	₩ 88,406	₩ 78,806
Short-term loans and receivables Allowance for doubtful accounts	(10)	(1)
Short-term loans and receivables Present value discount	(807)	(842)
Short-term loans and receivables	87,589	77,963
Long-term loans and receivables Face value	903,397	762,555
Long-term loans and receivables Allowance for doubtful accounts	(52,667)	(20,266)
Long-term loans and receivables Present value discount	(29,248)	(30,090)
Long-term loans and receivables	821,482	712,199
Loans and receivables Face value	991,803	841,361
Loans and receivables Allowance for doubtful accounts	(52,677)	(20,267)
Loans and receivables Present value discount	(30,055)	(30,932)
Loans and receivables	909,071	790,162
Loans for tuition
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	28,975	33,864
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	(807)	(842)
Short-term loans and receivables	28,168	33,022
Long-term loans and receivables Face value	431,002	420,274
Long-term loans and receivables Allowance for doubtful accounts	(37,783)	(9,091)
Long-term loans and receivables Present value discount	(29,248)	(30,090)
Long-term loans and receivables	363,971	381,093
Loans for housing
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	25,750	21,988
Short-term loans and receivables Allowance for doubtful accounts	0	0
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	25,750	21,988
Long-term loans and receivables Face value	282,833	237,100
Long-term loans and receivables Allowance for doubtful accounts	0	0
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	282,833	237,100
Loans for related parties
Loans And Leases Receivable Disclosure [Line Items]
Long-term loans and receivables Face value	150,541	50,682
Long-term loans and receivables Allowance for doubtful accounts	(14,861)	(1,047)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	135,680	49,635
Fisheries loan
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value		3,816
Short-term loans and receivables Allowance for doubtful accounts		0
Short-term loans and receivables Present value discount		0
Short-term loans and receivables		3,816
Long-term loans and receivables Face value	203
Long-term loans and receivables Allowance for doubtful accounts	0
Long-term loans and receivables Present value discount	0
Long-term loans and receivables	203
Other loans
Loans And Leases Receivable Disclosure [Line Items]
Short-term loans and receivables Face value	33,681	19,138
Short-term loans and receivables Allowance for doubtful accounts	(10)	(1)
Short-term loans and receivables Present value discount	0	0
Short-term loans and receivables	33,671	19,137
Long-term loans and receivables Face value	38,818	54,499
Long-term loans and receivables Allowance for doubtful accounts	(23)	(10,128)
Long-term loans and receivables Present value discount	0	0
Long-term loans and receivables	₩ 38,795	₩ 44,371